Inventories (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Operating Segments [Line Items]
Total inventory	$ 680,369,000	$ 320,770,000
Cost of sales	1,435,000,000	1,398,000,000
Uranium [Member]
Disclosure Of Operating Segments [Line Items]
Concentrate	579,653,000	204,123,000
Broken ore	45,387,000	51,094,000
Total inventory	625,040,000	255,217,000
Fuel Services [Member]
Disclosure Of Operating Segments [Line Items]
Total inventory	52,273,000	62,701,000
Other Segment [Member]
Disclosure Of Operating Segments [Line Items]
Total inventory	$ 3,056,000	$ 2,852,000